Expense Example {- Fidelity SAI International Quality Index Fund} - 10.31 Fidelity SAI Emerging Markets and International Index Funds COMBO PRO-03 - Fidelity SAI International Quality Index Fund - Fidelity SAI International Quality Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243